Discontinued Operations (Details) - Schedule of Financial Performance and Cash Flow Information - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Performance and Cash Flow Information [Abstract]
Revenue		$ 6,456,143
Cost of revenue		(3,889,266)
Profit before tax		(631,411)
Income tax		(75)
Profit after tax		(631,486)
Net cash from operating activities		(40,233)
Net cash from investing activities		347,428
Net cash from financing activities		(76,581)
Net cash decrease of disposed subsidiaries		$ 230,614